FAIR VALUE MEASUREMENTS, Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Foreclosed assets	$ 942	$ 324
Impaired loans	1,487	1,621
Total	2,429	1,945
Level 1 [Member]
Assets [Abstract]
Foreclosed assets	0	0
Impaired loans	0	0
Total	0	0
Level 2 [Member]
Assets [Abstract]
Foreclosed assets	0	0
Impaired loans	0	0
Total	0	0
Level 3 [Member]
Assets [Abstract]
Foreclosed assets	942	324
Impaired loans	1,487	1,621
Total	$ 2,429	$ 1,945